UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Mathes Company, Inc.
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Address:   230 Park Avenue
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           New York, NY  10169
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-12290
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Mathes
           -------------------------------------------------------
Title:     Vice President
           -------------------------------------------------------
Phone:     (917) 368-4900
           -------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Richard Mathes                  New York, NY           11/19/08
       ------------------------   ------------------------------  --------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        97
                                               -------------

Form 13F Information Table Value Total:        $75,207
                                               -------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name
     1             028-12293                   Sorrell M. Mathes
-----------        --------------              -----------------------------

                                                          Form 13F Information Table

Column 1                         Column 2    Column 3  Column 4       Column 5        Column 6   Column 7           Column 8
------------------------------  ----------  ---------  -------- -------------------  ----------  --------   ------------------------
                                 Title of               Value    Shrs or  SH/  PUT/  Investment   Other     Voting   Authority
Name of Issuer                     Class      Cusip    (x$1000)  Prn Amt  PRN  CALL  Discretion  Managers    Sole      Shared   None
------------------------------  ----------  ---------  -------- --------  ---  ----  ----------  --------   ------  ----------  ----
Activision Blizzard In.             COM     00507V109    278     18,000    SH           SOLE                18,000
Adobe Sys Inc                       COM     00724F101    450     11,395    SH           SOLE                11,395
Airgas Inc                          COM     009363102    725     14,610    SH           SOLE                14,610
Allergan Inc.                       COM     018490102    819     15,900    SH           SOLE                15,900
Alliant Techsystems                 COM     018804104    892      9,498    SH           SOLE                 9,498
Amazon Com Inc                      COM     023135106   1,901    26,125    SH           SOLE                26,125
Apple Computer Inc                  COM     037833100   1,159    10,200    SH           SOLE                10,200
Applied Matls Inc                   COM     038222105    198     13,100    SH           SOLE                13,100
Bank New York Inc                   COM     064057102    286      8,773    SH           SOLE                 8,773
Berkshire Hathaway Inc.            Cl. B    084670207   1,015      231     SH           SOLE                  231
Boeing Co                           COM     097023105    840     14,645    SH           SOLE                14,645
Broadcom Corp                      Cl. A    111320107    288     15,450    SH           SOLE                15,450
Burlington Nrthn Santa Fe           COM     12189T104    813      8,795    SH           SOLE                 8,795
Carnival Corp                   Paired CTF  143658300    704     19,925    SH           SOLE                19,925
Caterpillar Inc Del                 COM     149123101    963     16,150    SH           SOLE                16,150
Celgene Corp                        COM     151020104   1,421    22,455    SH           SOLE                22,455
ChevronTexaco Corp                  COM     166764100    746      9,045    SH           SOLE                 9,045
China Mobile Hong Kong          Spons. ADR  16941M109    393      7,850    SH           SOLE                 7,850
Cisco Sys Inc                       COM     17275R102    630     27,914    SH           SOLE                27,914
Cleveland Cliffs Inc.               COM     185896107    673     12,710    SH           SOLE                12,710
Coca Cola Co.                       COM     191216100   1,848    34,940    SH           SOLE                34,940
Compania Vale Do Rio            Spons. ADR  204412209    314     16,400    SH           SOLE                16,400
ConocoPhillips Com                  COM     20825C104   1,176    16,050    SH           SOLE                16,050
Consolidated Edison Inc             COM     209115104    373      8,675    SH           SOLE                 8,675
Costco Whsl Corp New                COM     22160K105   1,006    15,490    SH           SOLE                15,490
Cree Inc.                           COM     225447101    458     20,100    SH           SOLE                20,100
CSX Corp                            COM     126408103   1,266    23,200    SH           SOLE                23,200
Deere & Co                          COM     244199105    591     11,945    SH           SOLE                11,945
Diageo PLC New                  Spons. ADR  25243Q205    722     10,480    SH           SOLE                10,480
Du Pont E I De Nemours              COM     263534109    294      7,300    SH           SOLE                 7,300
EBAY Inc                            COM     278642103    778     34,756    SH           SOLE                34,756
Electronic Arts Inc                 COM     285512109   1,192    32,215    SH           SOLE                32,215
Emerson Elec Co                     COM     291011104    449     11,011    SH           SOLE                11,011
Encana Corp                         COM     292505104    232      3,525    SH           SOLE                 3,525
Evergreen Utls. & H. Inc.           COM     30034Q109    203     13,500    SH           SOLE                13,500
Exxon Mobil Corp                    COM     30231G102   2,847    36,656    SH           SOLE                36,656
Foster Wheeler LTD                  COM     G36535139    321      8,900    SH           SOLE                 8,900
Frontline LTD                       COM     G3682E127    559     11,625    SH           SOLE                11,625
General Electric Co                 COM     369604103    845     33,145    SH           SOLE                33,145
General Mills Inc.                  COM     370334104   1,688    24,565    SH           SOLE                24,565
Gilead Sciences Inc                 COM     375558103   1,203    26,400    SH           SOLE                26,400
Google Inc                         Cl. A    38259P508   2,581     6,389    SH           SOLE                 6,389
Harley Davidson Inc                 COM     412822108    871     23,353    SH           SOLE                23,353
HDFC Bank LTD ADR                   ADR     40415F101   1,130    13,300    SH           SOLE                13,300
Heinz H J Co                        COM     423074103    680     13,600    SH           SOLE                13,600
Hershey Co.                         COM     427866108    228      5,774    SH           SOLE                 5,774
Hess Corp                           COM     42809H107   1,652    20,132    SH           SOLE                20,132
Hewlett Packard Co                  COM     428236103   1,135    24,545    SH           SOLE                24,545
Holly Energy Partners LP            COM     435763107    234      7,800    SH           SOLE                 7,800
Illinois Tool Wks Inc               COM     452308109    521     11,720    SH           SOLE                11,720
Ingersoll-Rand Company             Cl.A     G4776G101    392     12,573    SH           SOLE                12,573
Intel Corp                          COM     458140100    723     38,575    SH           SOLE                38,575
Johnson & Johnson                   COM     478160104   2,664    38,455    SH           SOLE                38,455
Juniper Networks Inc                COM     48203R104    307     14,575    SH           SOLE                14,575
Kimco Realty Corp                   COM     49446R109    277      7,500    SH           SOLE                 7,500
Kinder Morgan Energy UT LP          COM     494550106    393      7,550    SH           SOLE                 7,550
L-3 Communications Hldgs Inc        COM     502424104   1,026    10,438    SH           SOLE                10,438
Merck & Co Inc.                     COM     589331107    820     25,990    SH           SOLE                25,990
Microchip Technology Inc            COM     595017104    288      9,787    SH           SOLE                 9,787
Microsoft Corp                      COM     594918104   1,706    63,910    SH           SOLE                63,910
Monsanto Co NEW                     COM     61166W101   1,282    12,955    SH           SOLE                12,955
Mosaic Company (The)                COM     61945A107    327      4,810    SH           SOLE                 4,810
Murphy Oil Corp                     COM     626717102    622      9,700    SH           SOLE                 9,700
Nasdaq Stock Market                 COM     631103108    335     10,950    SH           SOLE                10,950
National Oilwell Varco Inc.         COM     637071101    440      8,750    SH           SOLE                 8,750
Nestle S A Sponsored                ADR     641069406    862     20,063    SH           SOLE                20,063
Nordic American Tanker              COM     G65773106    487     15,200    SH           SOLE                15,200
Northrop Grumman Corp               COM     666807102    252      4,170    SH           SOLE                 4,170
NYSE Euronext                       COM     629491101    654     16,700    SH           SOLE                16,700
Oceaneering Int'l. Inc.             COM     675232102    920     17,250    SH           SOLE                17,250
OGE Energy Corp                     COM     670837103    670     21,700    SH           SOLE                21,700
Oracle Corp                         COM     68389X105    864     42,545    SH           SOLE                42,545
Pan American Silver Corp            COM     697900108    273     12,300    SH           SOLE                12,300
Peabody Energy Corp                 COM     704549104    616     13,690    SH           SOLE                13,690
Pepsico Inc                         COM     713448108   1,074    15,075    SH           SOLE                15,075
Permian Basin Rlty Trst             COM     714236106    371     15,980    SH           SOLE                15,980
Procter & Gamble Co                 COM     742718109   2,123    30,466    SH           SOLE                30,466
Qualcomm Inc                        COM     747525103    719     16,725    SH           SOLE                16,725
Raytheon Co                       COM NEW   755111507   1,116    20,850    SH           SOLE                20,850
Research In Motion LTD.             COM     760975102    227      3,325    SH           SOLE                 3,325
RF Microdevices Inc.                COM     749941100     58     20,000    SH           SOLE                20,000
Salesforce Com Inc                  COM     79466L302    668     13,800    SH           SOLE                13,800
San Juan Basin Rty Unit Ben Int     COM     798241105    266      7,000    SH           SOLE                 7,000
Schlumberger Ltd                    COM     806857108   2,046    26,200    SH           SOLE                26,200
Scripps E W Co Ohio                Cl. A    811054204    356      9,800    SH           SOLE                 9,800
Sirius Satellite Radio              COM     82967N108     15     27,180    SH           SOLE                27,180
Smith Intl Inc                      COM     832110100    538      9,175    SH           SOLE                 9,175
Southern Copper Corp                COM     84265V105    756     39,645    SH           SOLE                39,645
Sunpower Corp.                     Cl. B    867652307    337      4,881    SH           SOLE                 4,881
SVB Finl Group                      COM     78486Q101    468      8,081    SH           SOLE                 8,081
Terex Corp New                      COM     880779103    381     12,500    SH           SOLE                12,500
Transocean Inc                      ORD     G90078109    850      7,737    SH           SOLE                 7,737
Trinity Industries Inc.             COM     896522109    232      9,000    SH           SOLE                 9,000
Union Pacific Corp                  COM     907818108    548      7,700    SH           SOLE                 7,700
United Technologies Corp            COM     913017109    661     11,010    SH           SOLE                11,010
Wal Mart Stores Inc                 COM     931142103    936     15,625    SH           SOLE                15,625
Yahoo Inc                           COM     984332106    670     38,720    SH           SOLE                38,720

totals:      97                                        75,207

Note: Issues can be omitted if less than 10,000 shares and value less than $200,000.00